Intangible assets - Balances of goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 1,367,446	R$ 982,359
Hidrovias do Brasil [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Hidrovias
Goodwill	R$ 341,084	0
Ipiranga [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 276,724	276,724
Uniao Terminais [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultracargo
Goodwill	R$ 211,089	211,089
Texaco [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 177,759	177,759
Iconic (CBLSA)[member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 69,807	69,807
Neoagro Diesel [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 62,833	0
Stella [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 51,951	103,051
Temmar [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultracargo
Goodwill	R$ 43,781	43,781
Ultragaz Comercializadora de Energia Ltda. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 42,260	52,038
Petrovila Combustíveis S.A. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 34,934	0
DNP [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 24,736	24,736
Repsol [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 13,403	13,403
Neogás [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultragaz
Goodwill	R$ 7,761	7,761
Mi TRR [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ipiranga
Goodwill	R$ 5,383	0
Baden [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Hidrovias
Goodwill	R$ 1,731	0
Serra Diesel
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultrapar
Goodwill	R$ 1,413	1,413
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	Ultracargo
Goodwill	R$ 797	R$ 797